RELATED-PARTY TRANSACTIONS - Transactions and balances (Details) - Rand Refinery - ZAR (R) R in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Interest in associates (as a percent)	44.40%	44.40%
Dividends received from related parties	R 111.2	R 0.0		R 0.0
Revenue from sale of goods, related party transactions	298.0	505.5	R 616.2
Refining fees paid	(31.0)	(24.8)	(29.1)
Trade payable	R (6.4)	R (4.5)	R (3.1)	R (4.5)